Long-Term Debt and Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) - USD ($)	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Debt Instrument [Line Items]
Convertible note payable		$ 167,702	$ 664,643
Less debt discount	$ (2,186)	(8,470)	(41,928)
Less current portion of convertible notes		(108,670)	(516,018)
Long-term convertible notes payable	$ 32,307	50,562	106,697
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible note payable		62,160	144,519
Convertible Debt One [Member]
Debt Instrument [Line Items]
Convertible note payable			147,500
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Convertible note payable			157,791
Convertible Debt Three [Member]
Debt Instrument [Line Items]
Convertible note payable			108,136
Convertible Debt Four [Member]
Debt Instrument [Line Items]
Convertible note payable			106,697
Convertible Debt Five [Member]
Debt Instrument [Line Items]
Convertible note payable		55,000
Convertible Debt Six [Member]
Debt Instrument [Line Items]
Convertible note payable		$ 50,542